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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2003
                                                --------------

 Check here if Amendment [ ]; Amendment Number:
                                                --------------

 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

 Institutional Investment Manager Filing this Report:

 Name:    MPM BIOEQUITIES ADVISER LLC
          ---------------------------------------------
 Address: 601 Gateway Boulevard, Suite 360
          ---------------------------------------------
          South San Francisco, CA 94080
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number: 28-108358
                       -----------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Robert W. Liptak
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   617-425-9216
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Robert W. Liptak     South San Francisco, CA       4/16/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                           Form 13F Information Table

                                                                VOTING AUTHORITY

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                                                         VALUE    SHARES/PRN          PUT/  INVSTMT     OTHER
NAME OF ISSUER               TITLE OF CLASS    CUSIP    x($1000)      AMT     SH/PRN  CALL  DISCRETN  MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK           COMMON STOCK   00339B107    3976      456900      SH            SOLE               456900    0      0
ADOLOR CORP COM               COMMON STOCK   00724X102     331       33400      SH            SOLE                33400    0      0
ALEXION PHARMACEUTICALS INC   COMMON STOCK   015351109    2181      179400      SH            SOLE               179400    0      0
ALKERMES INC COM              COMMON STOCK   01642T108    3844      423800      SH            SOLE               423800    0      0
ALKERMES INC CONV             CONVRT BONDS   0164TAC2     6931     5028000      SH            SOLE              5028000    0      0
ALTEON INC COM                COMMON STOCK   02144G107    2689      684400      SH            SOLE               684400    0      0
AMGEN INC USD.0001 COM        COMMON STOCK   031162100    2923       50796      SH            SOLE                50796    0      0
ARRAY BIOPHARMA               COMMON STOCK   04269X105    2605      610200      SH            SOLE               610200    0      0
ATHEROGENICS                  COMMON STOCK   047439104    1872      200000      SH            SOLE               200000    0      0
ATRIX LABS INC                COMMON STOCK   04962L101    2911      207200      SH            SOLE               207200    0      0
BIOGEN INC COM                COMMON STOCK   090597105    2271       75800      SH            SOLE                75800    0      0
BIOMARIN PHARMACEUTICALS      COMMON STOCK   09061G101    4332      381700      SH            SOLE               381700    0      0
CONCEPTUS INC                 COMMON STOCK   206016107     196       20000      SH            SOLE                20000    0      0
CUBIST PHARMACEUTICALS INC    COMMON STOCK   229678107    3321      414700      SH            SOLE               414700    0      0
CV THERAPEUTICS INC           COMMON STOCK   126667104    2353      130500      SH            SOLE               130500    0      0
ELAN CORP PLC ADR
  (REPR 1 ORD)                ADRS STOCKS    284131208    1983      711000      SH            SOLE               711000    0      0
ENZON INC COM                 COMMON STOCK   293904108    3481      306700      SH            SOLE               306700    0      0
HUMAN GENOME SCIENCES INC     COMMON STOCK   444903108    2809      328600      SH            SOLE               328600    0      0
IDEC PHARMACEUTICALS CORP     COMMON STOCK   449370105    7076      206800      SH            SOLE               206800    0      0
ILEX ONCOLOGY INC             COMMON STOCK   451923106    3596      388300      SH            SOLE               388300    0      0
IMCLONE SYSTEMS INC           COMMON STOCK   45245W109    2287      138300      SH            SOLE               138300    0      0
INSPIRE PHARMA                COMMON STOCK   457733103    5094      325100      SH            SOLE               325100    0      0
ISIS PHARMACEUTICALS          COMMON STOCK   464330109    1818      507888      SH            SOLE               507888    0      0
KING PHARMACEUTICALS USD COM  COMMON STOCK   495582108    3469      290800      SH            SOLE               290800    0      0
KYPHON INC COM                COMMON STOCK   501577100    2201      250600      SH            SOLE               250600    0      0
LEXICON GENETIC               COMMON STOCK   528872104    1423      356700      SH            SOLE               356700    0      0
LIGAND PHARMACEUTICALS INC    COMMON STOCK   53220K207    4658      717700      SH            SOLE               717700    0      0
MEDIMMUNE INC COM             COMMON STOCK   584699102    5558      169300      SH            SOLE               169300    0      0
MILLENNIUM PHARMACEUTICALS
   INC                        COMMON STOCK   599902103    5105      649500      SH            SOLE               649500    0      0
NEKTAR THERAPEUTICS           COMMON STOCK   640268108    2943      465700      SH            SOLE               465700    0      0
NOVEN PHARMACEUTICALS INC     COMMON STOCK   670009109    3613      255900      SH            SOLE               255900    0      0
NPS PHARMACEUTICALS           COMMON STOCK   62936P103    3482      225200      SH            SOLE               225200    0      0
OSI PHARMACEUTICALS INC       COMMON STOCK   671040103    3647      227900      SH            SOLE               227900    0      0
PRAECIS PHARMACEUTICALS INC   COMMON STOCK   739421105    3024      756000      SH            SOLE               756000    0      0
PROTEIN DESIGN LABS INC       COMMON STOCK   74369L103    3177      427600      SH            SOLE               427600    0      0
REGENERON PHARMACEUTICALS     COMMON STOCK   75886F107     461       61200      SH            SOLE                61200    0      0
SANGSTAT MED CORP COM         COMMON STOCK   801003104    3278      334200      SH            SOLE               334200    0      0
SERONO SA-ADR                 COMMON STOCK   81752M101    4228      350900      SH            SOLE               350900    0      0
SHIRE PHARMACEUTICAL          ADRS STOCKS    82481R106    2942      158700      SH            SOLE               158700    0      0
TULARIK INC COM STK           COMMON STOCK   899165104     995      196900      SH            SOLE               196900    0      0
VERTEX PHARMACEUTICALS INC    COMMON STOCK   92532F100    2238      200900      SH            SOLE               200900    0      0
XOMA LTD                      COMMON STOCK   G9825R107    4266     1077200      SH            SOLE              1077200    0      0
S REPORT SUMMARY              42 Data Records           131580            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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